Noncontrolling Interest - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Noncontrolling Interest [Line Items]
Non-controlling interest	$ 980,839	$ 1,146,739	$ 2,077,586
MAOMSO Recovery LLC Series FHCP [Member] | MSP Recovery LLC [Member]
Noncontrolling Interest [Line Items]
Percentage of entitled preferred return by non-controlling member	20.00%	20.00%
Entitled claims recover percentage by non-controlling member	80.00%	80.00%
Percentage of non-controlling member allocated cost	100.00%	100.00%
Non-controlling interest	$ 4,300	$ 4,300	$ 4,300
UP-C Units [Member]
Noncontrolling Interest [Line Items]
Common unit exchange value	$ 2,700	$ 2,600